Revenues (Details) - Schedule of composition of contract liabilities - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of composition of contract liabilities [Abstract]
Current contract liabilities	$ 502	$ 231	$ 61
Non-current contract liabilities	1,800	118	118
Contract liabilities	$ 2,302	$ 349	$ 179